Acquired Intangible Assets and Goodwill - Goodwill by Segment (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Goodwill	$ 3,124		$ 3,124	$ 3,124
Impairment loss on goodwill	0	$ 0	0	$ 0
Coating Service
Goodwill
Goodwill			2,224
Impairment loss on goodwill	0
Battery Manufacturing
Goodwill
Goodwill	0		0
Tool manufacturing and related services
Goodwill
Goodwill	900		900
Coating services
Goodwill
Goodwill	$ 2,224		$ 2,224